Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 0	$ 0	$ 0
Income tax expense (benefit)	$ 45,480	$ 48,803	$ 54,464
Percent
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Percent	8.20%	8.70%	10.30%
U.S.
Amount
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ 48,711	$ 52,578	$ 42,738
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	(7,314)	(197)	7,241
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	0	(2,306)	0
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ 3,238	$ (1,812)	$ 3,920
Percent
Income tax rate	8.80%	9.30%	8.10%
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent	(1.30%)	0.00%	1.40%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	0.00%	(0.40%)	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.60%	(0.30%)	0.70%
Other foreign
Amount
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ 845	$ 540	$ 565
Percent
Income tax rate	0.10%	0.10%	0.10%